                             N A T I O N W I D E(R)

                                F I D E L I T Y

                                 A D V I S O R

                                V A R I A B L E

                                 A C C O U N T







                               Semi-Annual Report
                      ------------------------------------

                                F I D E L I T Y

                                 A D V I S O R

                               A N N U I T I E S

                      ------------------------------------

                                 June 30, 2000

                              [NATIONWIDE - LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220










                              [PHOTO OF PRESIDENT]


                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide Fidelity Advisor Variable Account.

During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.

                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                                 August 16, 2000

                       HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different under- lying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Fidelity Advisor Variable Account. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-494-1132 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwannuities.com/fidelity for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 22. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 16, provide further disclosures about the variable account and its underlying contract provisions.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)

ASSETS:

   Investments at market value:
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         2,736,522 shares (cost $66,027,610) .................................................................     $   62,693,713
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         3,821,534 shares (cost $174,685,944) ................................................................        196,961,860
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         11,332,870 shares (cost $128,122,088) ...............................................................        113,782,016
      Fidelity VIP - Money Market Portfolio (FidVIPMMkt)
         62,617,204 shares (cost $62,617,204) ................................................................         62,617,204
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         4,490,832 shares (cost $92,322,769) .................................................................        105,354,926
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         1,145,327 shares (cost $19,578,812) .................................................................         18,943,711
      Fidelity VIP-II - Asset Manager: Growth Portfolio (FidVIPAMGr)
         954,073 shares (cost $15,324,405) ...................................................................         15,503,689
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         5,726,231 shares (cost $127,201,177) ................................................................        143,671,132
      Fidelity VIP-II - Index 500 Portfolio (FidVIPI500)
         1,178,235 shares (cost $165,803,345) ................................................................        193,124,495
      Fidelity VIP-II - Investment Grade Bond Portfolio (FidVIPIGBd)
         5,436,104 shares (cost $66,581,916) .................................................................         63,874,224
      Fidelity VIP-III - Balanced Portfolio (FidVIPBal)
         8,566,251 shares (cost $108,210,861) ................................................................        129,264,727
      Fidelity VIP-III - Growth and Income Portfolio (FidVIPGrIn)
         4,316,344 shares (cost $62,148,579) .................................................................         66,816,999
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         26,365,899 shares (cost $441,028,372) ...............................................................        543,401,188
      Fidelity VIP-III - Mid Cap Portfolio (FidVIPMCap)
         103,938 shares (cost $1,836,478) ....................................................................          1,956,120
      Fidelity VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         1,862,417 shares (cost $45,719,276) .................................................................         42,556,234
      Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS)
         2,530,785 shares (cost $117,650,536) ................................................................        130,057,040
      Fidelity VIP - High Income Portfolio: Service Class (FidVIPHIS)
         4,107,890 shares (cost $46,376,790) .................................................................         41,119,982
      Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         1,281,183 shares (cost $29,350,768) .................................................................         30,005,316
      Fidelity VIP-II - Asset Manager Portfolio: Service Class (FidVIPAMS)
         740,059 shares (cost $12,704,675) ...................................................................         12,181,375


      Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class (FidVIPAMGrS)
         595,771 shares (cost $9,736,291) ....................................................................          9,627,657
      Fidelity VIP-II - Contrafund Portfolio: Service Class (FidVIPConS)
         2,818,559 shares (cost $69,923,976) .................................................................         70,548,529
      Fidelity VIP-III - Balanced Portfolio: Service Class (FidVIPBalS)
         1,825,027 shares (cost $28,163,653) .................................................................         27,430,148
      Fidelity VIP-III - Growth and Income Portfolio: Service Class (FidVIPGrInS)
         4,266,305 shares (cost $67,273,061) .................................................................         65,743,753
      Fidelity VIP-III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
         5,152,266 shares (cost $110,906,958) ................................................................        106,033,642
      Fidelity VIP-III - Mid Cap Portfolio: Service Class (FidVIPMCapS)
         1,115,243 shares (cost $19,815,272) .................................................................         20,955,410
      Fidelity VIP - Equity-Income Portfolio: Service Class 2 (FidVIPEI2)
         42,524 shares (cost $992,624) .......................................................................            971,253
      Fidelity VIP - Growth Portfolio: Service Class 2 (FidVIPGr2)
         120,012 shares (cost $5,876,192) ....................................................................          6,162,615
      Fidelity VIP - High Income Portfolio: Service Class 2 (FidVIPHI2)
         90,685 shares (cost $902,271) .......................................................................            906,850
      Fidelity VIP - Overseas Portfolio: Service Class 2 (FidVIPOv2)
         76,733 shares (cost $1,758,186) .....................................................................          1,794,790
      Fidelity VIP-II - Asset Manager Portfolio: Service Class 2 (FidVIPAM2)
         34,762 shares (cost $574,078) .......................................................................            571,842
      Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class 2 (FidVIPAMGr2)
         33,941 shares (cost $530,719) .......................................................................            548,142
      Fidelity VIP-II - Contrafund Portfolio: Service Class 2 (FidVIPCon2)
         119,747 shares (cost $2,921,719) ....................................................................          2,996,066
      Fidelity VIP-III - Balanced Portfolio: Service Class 2 (FidVIPBal2)
         40,391 shares (cost $597,556) .......................................................................            606,670
      Fidelity VIP-III - Growth and Income Portfolio: Service Class 2 (FidVIPGrIn2)
         143,852 shares (cost $2,170,392) ....................................................................          2,215,315
      Fidelity VIP-III - Growth Opportunities Portfolio: Service Class 2 (FidVIPGrOp2)
         128,507 shares (cost $2,558,190) ....................................................................          2,643,396
      Fidelity VIP-III - Mid Cap Portfolio: Service Class 2 (FidVIPMCap2)
         101,939 shares (cost $1,817,378) ....................................................................          1,914,414
                                                                                                                   --------------
            Total investments ................................................................................      2,295,556,443
   Accounts receivable .......................................................................................              4,094
                                                                                                                   --------------
            Total assets .....................................................................................      2,295,560,537
ACCOUNTS PAYABLE .............................................................................................            164,374
                                                                                                                   --------------
CONTRACT OWNERS' EQUITY (NOTE 4) .............................................................................     $2,295,396,163
                                                                                                                   ==============


See accompanying notes to financial statements.

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
-----------------------
STATEMENTS OF OPERATIONS
------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                 TOTAL                        EQUITY-INCOME PORTFOLIO
                                                  ----------------------------------    ----------------------------------
                                                        2000               1999               2000               1999
                                                  ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $    41,902,912         37,841,849          1,188,897            993,026
  Mortality, expense and administration
    charges (note 2) ..........................       (14,540,339)       (12,931,375)          (458,821)          (492,742)
                                                  ---------------      -------------         ----------         ----------
    Net investment activity ...................        27,362,573         24,910,474            730,076            500,284
                                                  ---------------      -------------         ----------         ----------

  Proceeds from mutual fund shares sold .......       348,156,790        156,881,850         10,962,122          3,022,994
  Cost of mutual fund shares sold .............      (286,386,553)      (128,448,414)       (10,346,664)        (2,330,165)
                                                  ---------------      -------------         ----------         ----------
    Realized gain (loss) on investments .......        61,770,237         28,433,436            615,458            692,829
  Change in unrealized gain (loss)
    on investments ............................      (276,204,110)        32,365,843         (8,486,639)         4,679,420
                                                  ---------------      -------------         ----------         ----------
    Net gain (loss) on investments ............      (214,433,873)        60,799,279         (7,871,181)         5,372,249
                                                  ---------------      -------------         ----------         ----------
  Reinvested capital gains ....................       136,402,272         42,234,533          4,479,099          2,195,110
                                                  ---------------      -------------         ----------         ----------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................       (50,669,028)       127,944,286         (2,662,006)         8,067,643
                                                  ---------------      -------------         ----------         ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       197,657,083        258,770,141          1,651,462          5,970,622
  Transfers between funds .....................                 -                  -         (6,060,826)        (1,239,701)
  Redemptions .................................      (169,501,636)       (84,999,272)        (4,742,153)        (2,247,676)
  Annuity benefits ............................           (46,102)           (35,907)                 -                  -
  Annual contract maintenance charge (note 2) .           (91,326)           (82,831)            (3,139)            (3,102)
  Contingent deferred sales charges (note 2) ..        (3,418,430)        (1,837,836)          (110,343)           (48,741)
  Adjustments to maintain reserves ............           (23,431)          (116,920)           (13,889)               528
                                                  ---------------      -------------         ----------         ----------
       Net equity transactions ................        24,576,158        171,697,375         (9,278,888)         2,431,930
                                                  ---------------      -------------         ----------         ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (26,092,870)       299,641,661        (11,940,894)        10,499,573
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...     2,321,489,033      1,820,312,727         74,620,680         67,083,656
                                                  ---------------      -------------         ----------         ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 2,295,396,163      2,119,954,388         62,679,786         77,583,229
                                                  ===============      =============         ==========         ==========


                                                           GROWTH PORTFOLIO                   HIGH INCOME PORTFOLIO
                                                  ---------------    ---------------    ---------------    ---------------
                                                        2000               1999               2000               1999
                                                  ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................           162,509            103,367          8,858,707         14,171,585
  Mortality, expense and administration
    charges (note 2) ..........................        (1,199,308)          (479,796)          (864,065)        (1,088,146)
                                                  ---------------    ---------------    ---------------    ---------------
    Net investment activity ...................        (1,036,799)          (376,429)         7,994,642         13,083,439
                                                  ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .......         2,308,153          2,551,537         37,195,436         25,556,116
  Cost of mutual fund shares sold .............        (1,630,100)        (1,771,845)       (45,171,203)       (27,027,967)
                                                  ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .......           678,053            779,692         (7,975,767)        (1,471,851)
  Change in unrealized gain (loss)
    on investments ............................        (8,735,387)         1,614,312         (7,064,009)        (1,067,989)
                                                  ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ............        (8,057,334)         2,394,004        (15,039,776)        (2,539,840)
                                                  ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ....................        16,169,656          6,499,195                  -            529,779
                                                  ---------------    ---------------    ---------------    ---------------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................         7,075,523          8,516,770         (7,045,134)        11,073,378
                                                  ---------------    ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         7,927,021          8,097,385          1,511,869          6,102,703
  Transfers between funds .....................        68,994,686         12,658,401        (10,898,672)       (14,555,458)
  Redemptions .................................       (13,791,756)        (2,172,262)       (13,203,934)        (6,048,757)
  Annuity benefits ............................                 -                  -             (1,871)              (883)
  Annual contract maintenance charge (note 2) .            (7,919)            (2,798)            (4,374)            (4,767)
  Contingent deferred sales charges (note 2) ..          (261,333)           (58,417)          (286,919)          (126,189)
  Adjustments to maintain reserves ............             3,108                803            (28,513)               813
                                                  ---------------    ---------------    ---------------    ---------------
       Net equity transactions ................        62,863,807         18,523,112        (22,912,414)       (14,632,538)
                                                  ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        69,939,330         27,039,882        (29,957,548)        (3,559,160)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       127,025,604         56,063,413        143,714,163        154,419,836
CONTRACT OWNERS' EQUITY END OF PERIOD .........       196,964,934         83,103,295        113,756,615        150,860,676
                                                  ===============      =============    ===============    ===============
-----

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                     Money Market Portfolio           Overseas Portfolio
                                                  ----------------------------    ----------------------------
                                                      2000            1999            2000            1999
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $  2,047,919       1,589,623       1,465,915       1,213,755
  Mortality, expense and administration
    charges (note 2) ..........................       (456,517)       (434,304)       (745,539)       (547,978)
                                                  ------------    ------------    ------------    ------------
    Net investment activity ...................      1,591,402       1,155,319         720,376         665,777
                                                  ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .......     68,940,407      38,947,122       7,434,473       9,652,778
  Cost of mutual fund shares sold .............    (68,940,407)    (38,947,122)     (5,608,115)     (8,554,116)
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .......              -               -       1,826,358       1,098,662
  Change in unrealized gain (loss)
    on investments ............................              -               -     (18,153,363)      1,852,273
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments ............              -               -     (16,327,005)      2,950,935
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains ....................              -               -       9,231,304       1,957,670
                                                  ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................      1,591,402       1,155,319      (6,375,325)      5,574,382
                                                  ------------    ------------    ------------    ------------
-----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      8,770,765      15,522,933       2,016,860       1,801,004
  Transfers between funds .....................    (11,342,221)      8,597,515      15,116,625      (4,547,450)
  Redemptions .................................    (14,752,257)    (11,865,901)     (8,269,469)     (2,946,317)
  Annuity benefits ............................              -               -               -               -
  Annual contract maintenance charge (note 2) .         (1,711)         (1,697)         (5,183)         (4,130)
  Contingent deferred sales charges (note 2) ..       (337,064)       (295,408)       (147,909)        (57,359)
  Adjustments to maintain reserves ............         (3,760)           (297)            531             711
                                                  ------------    ------------    ------------    ------------
       Net equity transactions ................    (17,666,248)     11,957,145       8,711,455      (5,753,541)
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........    (16,074,846)     13,112,464       2,336,130        (179,159)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...     78,688,253      63,266,840     103,020,698      79,447,569
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 62,613,407      76,379,304     105,356,828      79,268,410
                                                  ============    ============    ============    ============
-----


                                                                                        ASSET MANAGER:
                                                     ASSET MANAGER PORTFOLIO           GROWTH PORTFOLIO
                                                  ----------------------------    ----------------------------
                                                       2000            1999            2000            1999
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        628,850         515,103         309,267         330,314
  Mortality, expense and administration
    charges (note 2) ..........................       (136,118)       (116,975)       (105,761)        (99,226)
                                                  ------------    ------------    ------------    ------------
    Net investment activity ...................        492,732         398,128         203,506         231,088
                                                  ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .......      2,587,982       1,242,306       1,863,731         803,239
  Cost of mutual fund shares sold .............     (2,689,171)     (1,118,340)     (1,667,539)       (655,348)
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .......       (101,189)        123,966         196,192         147,891
  Change in unrealized gain (loss)
    on investments ............................     (2,146,421)       (400,248)     (1,975,585)         34,381
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments ............     (2,247,610)       (276,282)     (1,779,393)        182,272
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains ....................      1,481,527         652,464       1,253,786         547,838
                                                  ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................       (273,351)        774,310        (322,101)        961,198
                                                  ------------    ------------    ------------    ------------
-----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        636,072       2,063,557         948,860       1,159,970
  Transfers between funds .....................        292,364       1,031,058         541,330         377,353
  Redemptions .................................     (1,445,930)       (731,207)     (1,375,120)       (259,748)
  Annuity benefits ............................        (17,727)        (16,586)              -               -
  Annual contract maintenance charge (note 2) .           (769)           (553)           (778)           (763)
  Contingent deferred sales charges (note 2) ..        (29,895)         (5,058)        (37,041)         (4,293)
  Adjustments to maintain reserves ............          1,539            (155)            533            (350)
                                                  ------------    ------------    ------------    ------------
       Net equity transactions ................       (564,346)      2,341,056          77,784       1,272,169
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (837,697)      3,115,366        (244,317)      2,233,367
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...     19,808,954      15,168,982      15,748,525      13,224,069
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     18,971,257      18,284,348      15,504,208      15,457,436
                                                  ============    ============    ============    ============
-----



                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                       CONTRAFUND PORTFOLIO               INDEX 500 PORTFOLIO
                                                  ------------------------------    ------------------------------
                                                           2000             1999             2000             1999
                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $     458,572          428,489        1,800,685          795,231
  Mortality, expense and administration
    charges (note 2) ..........................        (971,925)        (667,669)      (1,088,987)        (628,733)
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................        (513,353)        (239,180)         711,698          166,498
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......       2,192,219        2,682,821        9,167,415        1,989,208
  Cost of mutual fund shares sold .............      (1,380,435)      (1,782,034)      (5,860,709)      (1,307,502)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......         811,784          900,787        3,306,706          681,706
  Change in unrealized gain (loss)
    on investments ............................     (19,736,794)       5,726,365       (6,478,342)       9,497,967
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............     (18,925,010)       6,627,152       (3,171,636)      10,179,673
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................      16,646,176        3,142,250          787,126          539,621
                                                  -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................      (2,792,187)       9,530,222       (1,672,812)      10,885,792
                                                  -------------    -------------    -------------    -------------
-----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       5,545,529        8,427,939       22,980,304       39,707,010
  Transfers between funds .....................      25,364,791        8,363,187       11,273,905        8,138,091
  Redemptions .................................      (9,509,109)      (3,358,682)      (9,370,813)      (3,035,253)
  Annuity benefits ............................               -                -                -                -
  Annual contract maintenance charge (note 2) .          (7,815)          (5,240)          (5,722)          (4,108)
  Contingent deferred sales charges (note 2) ..        (177,038)         (86,254)        (192,368)         (76,743)
  Adjustments to maintain reserves ............          (8,551)             948            3,622              996
                                                  -------------    -------------    -------------    -------------
       Net equity transactions ................      21,207,807       13,341,898       24,688,928       44,729,993
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     18,415,620       22,872,120       23,016,116       55,615,785
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....    125,247,172       84,727,181      169,943,912       75,161,985
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 143,662,792      107,599,301      192,960,028      130,777,770
                                                  =============    =============    =============    =============
-----


                                                         INVESTMENT GRADE
                                                          BOND PORTFOLIO                 BALANCED PORTFOLIO
                                                  -------------    -------------    -------------    -------------
                                                       2000             1999             2000             1999
                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................       4,438,684        2,225,217        4,428,912        3,795,276
  Mortality, expense and administration
    charges (note 2) ..........................        (398,494)        (380,250)        (955,509)      (1,158,168)
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................       4,040,190        1,844,967        3,473,403        2,637,108
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......      10,088,365        6,199,820       24,086,854        9,557,467
  Cost of mutual fund shares sold .............     (10,111,928)      (5,900,121)     (17,888,150)      (6,559,792)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......         (23,563)         299,699        6,198,704        2,997,675
  Change in unrealized gain (loss)
    on investments ............................      (2,045,004)      (4,261,449)     (14,973,208)      (3,245,262)
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............      (2,068,567)      (3,961,750)      (8,774,504)        (247,587)
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................               -          698,107        3,690,760        4,410,726
                                                  -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................       1,971,623       (1,418,676)      (1,610,341)       6,800,247
                                                  -------------    -------------    -------------    -------------
-----
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       6,015,239       11,905,540        1,522,391        4,926,780
  Transfers between funds .....................      (5,839,818)         479,121      (10,740,769)      (4,580,038)
  Redemptions .................................      (4,310,769)      (2,864,994)     (12,991,102)      (6,556,773)
  Annuity benefits ............................         (14,757)         (15,236)          (7,141)            (674)
  Annual contract maintenance charge (note 2) .          (1,204)          (1,352)          (6,959)          (7,260)
  Contingent deferred sales charges (note 2) ..         (77,463)         (50,544)        (230,546)        (106,391)
  Adjustments to maintain reserves ............         (12,920)            (178)          (7,554)        (122,010)
                                                  -------------    -------------    -------------    -------------
       Net equity transactions ................      (4,241,692)       9,452,357      (22,461,680)      (6,446,366)
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      (2,270,069)       8,033,681      (24,072,021)         353,881
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...      66,131,246       54,123,958      153,329,365      165,682,211
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      63,861,177       62,157,639      129,257,344      166,036,092
                                                  =============    =============    =============    =============
-----

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30,2000 AND 1999
(UNAUDITED)

                                                        GROWTH AND INCOME              GROWTH OPPORTUNITIES
                                                            PORTFOLIO                       PORTFOLIO
                                                  ----------------------------    ----------------------------
                                                      2000            1999            2000            1999
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $    795,542         372,758       8,086,703       7,748,077
  Mortality, expense and administration
    charges (note 2) ..........................       (476,218)       (447,104)     (4,123,240)     (5,314,911)
                                                  ------------    ------------    ------------    ------------
    Net investment activity ...................        319,324         (74,346)      3,963,463       2,433,166
                                                  ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .......      9,150,333       1,641,154     137,139,165      46,245,098
  Cost of mutual fund shares sold .............     (6,466,462)     (1,045,671)    (85,222,780)    (24,980,851)
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .......      2,683,871         595,483      51,916,385      21,264,247
  Change in unrealized gain (loss)
    on investments ............................    (10,385,600)      3,221,836    (128,189,990)      4,530,167
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments ............     (7,701,729)      3,817,319     (76,273,605)     25,794,414
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains ....................      5,191,956         745,516      41,011,135      14,485,535
                                                  ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................     (2,190,449)      4,488,489     (31,299,007)     42,713,115
                                                  ------------    ------------    ------------    ------------
-------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      3,284,756       7,625,864       6,372,150      22,197,646
  Transfers between funds .....................     (1,199,992)      3,858,767     (83,894,779)    (24,241,258)
  Redemptions .................................     (6,207,949)     (2,125,680)    (54,342,276)    (34,580,397)
  Annuity benefits ............................              -               -          (4,606)         (2,529)
  Annual contract maintenance charge (note 2) .         (3,927)         (2,390)        (40,866)        (44,616)
  Contingent deferred sales charges (note 2) ..       (148,410)        (47,147)     (1,009,081)       (735,912)
  Adjustments to maintain reserves ............          3,671             421          23,010           5,976
                                                  ------------    ------------    ------------    ------------
       Net equity transactions ................     (4,271,851)      9,309,835    (132,896,448)    (37,401,090)
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     (6,462,300)     13,798,324    (164,195,455)      5,312,025
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...     73,283,008      57,354,937     707,620,034     775,505,231
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 66,820,708      71,153,261     543,424,579     780,817,256
                                                  ============    ============    ============    ============
-------


                                                                                    EQUITY-INCOME PORTFOLIO:
                                                         MID CAP PORTFOLIO                SERVICE CLASS
                                                  ----------------------------    ----------------------------
                                                      2000            1999            2000            1999
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................              -               -         673,911         298,320
  Mortality, expense and administration
    charges (note 2) ..........................         (8,136)           (134)       (199,912)       (115,874)
                                                  ------------    ------------    ------------    ------------
    Net investment activity ...................         (8,136)           (134)        473,999         182,446
                                                  ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .......         97,553             152       3,687,511       1,257,471
  Cost of mutual fund shares sold .............        (60,539)           (144)     (4,080,761)     (1,243,009)
                                                  ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .......         37,014               8        (393,250)         14,462
  Change in unrealized gain (loss)
    on investments ............................         82,405           3,246      (3,989,199)      1,975,147
                                                  ------------    ------------    ------------    ------------
    Net gain (loss) on investments ............        119,419           3,254      (4,382,449)      1,989,609
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains ....................          1,834               -       2,599,370         659,443
                                                  ------------    ------------    ------------    ------------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................        113,117           3,120      (1,309,080)      2,831,498
                                                  ------------    ------------    ------------    ------------
-------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        171,239           4,224       7,270,725      10,057,970
  Transfers between funds .....................      1,438,814          42,091      (2,567,873)       (691,604)
  Redemptions .................................        (35,136)              -      (1,194,318)       (627,036)
  Annuity benefits ............................              -               -               -               -
  Annual contract maintenance charge (note 2) .           (960)            (54)              -               -
  Contingent deferred sales charges (note 2) ..           (605)              -         (27,016)        (12,075)
  Adjustments to maintain reserves ............            191          (6,165)           (470)            144
                                                  ------------    ------------    ------------    ------------
       Net equity transactions ................      1,573,543          40,096       3,481,048       8,727,399
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      1,686,660          43,216       2,171,968      11,558,897
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...        269,661               -      40,383,800      19,246,515
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      1,956,321          43,216      42,555,768      30,805,412
                                                  ============    ============    ============    ============
-------

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                          GROWTH PORTFOLIO:              HIGH INCOME PORTFOLIO:
                                                            SERVICE CLASS                    SERVICE CLASS
                                                  ------------------------------    ------------------------------
                                                       2000             1999             2000             1999
                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $      92,922           40,526        2,709,270        1,960,183
  Mortality, expense and administration
    charges (note 2) ..........................        (565,536)        (150,911)        (200,932)        (122,211)
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................        (472,614)        (110,385)       2,508,338        1,837,972
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......         973,750          884,056        1,741,387          678,389
  Cost of mutual fund shares sold .............        (698,906)        (731,234)      (2,130,067)        (763,425)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......         274,844          152,822         (388,680)         (85,036)
  Change in unrealized gain (loss)
    on investments ............................      (5,819,052)       1,363,908       (4,388,415)        (193,914)
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............      (5,544,208)       1,516,730       (4,777,095)        (278,950)
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................      11,094,915        2,548,095                -           73,278
                                                  -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................       5,078,093        3,954,440       (2,268,757)       1,632,300
                                                  -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      25,896,623       22,553,999        7,206,701       10,488,588
  Transfers between funds .....................      10,099,086        1,401,096       (2,621,409)        (350,854)
  Redemptions .................................      (3,156,369)        (833,019)      (1,310,591)        (657,423)
  Annuity benefits ............................               -                -                -                -
  Annual contract maintenance charge (note 2)..               -                -                -                -
  Contingent deferred sales charges (note 2)...         (81,929)         (23,264)         (31,887)         (17,542)
  Adjustments to maintain reserves ............           1,318              244              481               55
                                                  -------------    -------------    -------------    -------------
       Net equity transactions ................      32,758,729       23,099,056        3,243,295        9,462,824
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      37,836,822       27,053,496          974,538       11,095,124
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...      92,221,505       19,330,166       40,145,880       19,647,222
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 130,058,327       46,383,662       41,120,418       30,742,346
                                                  =============    =============    =============    =============

                                                        OVERSEAS PORTFOLIO:             ASSET MANAGER PORTFOLIO:
                                                           SERVICE CLASS                      SERVICE CLASS
                                                  ------------------------------    ------------------------------
                                                      2000             1999             2000             1999
                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................         305,314          100,837          360,044          134,952
  Mortality, expense and administration
    charges (note 2) ..........................        (129,987)         (36,914)         (57,666)         (26,077)
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................         175,327           63,923          302,378          108,875
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......       2,988,041          762,423          983,946          474,680
  Cost of mutual fund shares sold .............      (2,500,100)        (798,811)        (965,528)        (470,856)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......         487,941          (36,388)          18,418            3,824
  Change in unrealized gain (loss)
    on investments ............................      (3,999,478)         372,538       (1,317,316)         (14,471)
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............      (3,511,537)         336,150       (1,298,898)         (10,647)
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................       1,976,060          162,640          862,863          170,940
                                                  -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................      (1,360,150)         562,713         (133,657)         269,168
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................       6,604,117        2,905,135        1,866,022        2,898,292
  Transfers between funds .....................       4,939,211          798,810         (463,165)         866,689
  Redemptions .................................        (687,733)        (265,144)        (373,384)         (81,387)
  Annuity benefits ............................               -                -                -                -
  Annual contract maintenance charge (note 2)..               -                -                -                -
  Contingent deferred sales charges (note 2)...         (14,257)          (8,026)          (4,664)            (538)
  Adjustments to maintain reserves ............            (500)               9               62                7
                                                  -------------    -------------    -------------    -------------
       Net equity transactions ................      10,840,838        3,430,784        1,024,871        3,683,063
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       9,480,688        3,993,497          891,214        3,952,231
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...      20,524,132        5,864,005       11,290,214        3,718,589
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      30,004,820        9,857,502       12,181,428        7,670,820
                                                  =============    =============    =============    =============

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                         ASSET MANAGER:           CONTRAFUND PORTFOLIO:
                                                GROWTH PORTFOLIO:SERVICE CLASS       SERVICE CLASS
                                                ------------------------------  --------------------------
                                                     2000           1999           2000           1999
                                                  -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $   168,731         68,429        207,533         80,508
  Mortality, expense and administration
    charges (note 2) ..........................       (43,712)       (18,945)      (322,125)      (107,934)
                                                  -----------    -----------    -----------    -----------
    Net investment activity ...................       125,019         49,484       (114,592)       (27,426)
                                                  -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .......       623,464        418,362      1,258,775        623,243
  Cost of mutual fund shares sold .............      (617,753)      (403,042)    (1,046,735)      (524,615)
                                                  -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .......         5,711         15,320        212,040         98,628
  Change in unrealized gain (loss)
    on investments ............................      (960,925)       122,033     (8,797,905)     1,605,371
                                                  -----------    -----------    -----------    -----------
    Net gain (loss) on investments ............      (955,214)       137,353     (8,585,865)     1,703,999
                                                  -----------    -----------    -----------    -----------
  Reinvested capital gains ....................       703,046        113,492      7,533,464        590,393
                                                  -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................      (127,149)       300,329     (1,166,993)     2,266,966
                                                  -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................     2,028,666      2,697,503     14,325,796     14,224,181
  Transfers between funds .....................        83,269        (28,946)     2,774,209      1,378,103
  Redemptions .................................      (386,971)       (56,797)    (1,612,300)      (833,842)
  Annuity benefits ............................             -              -              -              -
  Annual contract maintenance charge (note 2)..             -              -              -              -
  Contingent deferred sales charges (note 2)...        (8,467)          (574)       (42,739)       (13,674)
  Adjustments to maintain reserves ............            13             20           (315)           110
                                                  -----------    -----------    -----------    -----------
       Net equity transactions ................     1,716,510      2,611,206     15,444,651     14,754,878
                                                  -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     1,589,361      2,911,535     14,277,658     17,021,844
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...     8,038,316      2,498,347     56,270,545     14,829,049
                                                  -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 9,627,677      5,409,882     70,548,203     31,850,893
                                                  ===========    ===========    ===========    ===========

                                                       BALANCED PORTFOLIO:     GROWTH AND INCOME PORTFOLIO:
                                                         SERVICE CLASS                SERVICE CLASS
                                                  --------------------------    --------------------------
                                                      2000           1999           2000           1999
                                                  -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................       787,716        260,297        681,847        131,543
  Mortality, expense and administration
    charges (note 2) ..........................      (129,675)       (67,345)      (307,755)      (134,411)
                                                  -----------    -----------    -----------    -----------
    Net investment activity ...................       658,041        192,952        374,092         (2,868)
                                                  -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .......     1,863,389         71,938      2,022,753        482,397
  Cost of mutual fund shares sold .............    (1,879,729)       (69,790)    (1,841,323)      (424,003)
                                                  -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .......       (16,340)         2,148        181,430         58,394
  Change in unrealized gain (loss)
    on investments ............................    (1,470,060)       107,612     (6,519,503)     1,782,992
                                                  -----------    -----------    -----------    -----------
    Net gain (loss) on investments ............    (1,486,400)       109,760     (6,338,073)     1,841,386
                                                  -----------    -----------    -----------    -----------
  Reinvested capital gains ....................       670,396        302,507      4,449,952        263,087
                                                  -----------    -----------    -----------    -----------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................      (157,963)       605,219     (1,514,029)     2,101,605
                                                  -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................     4,938,686      8,481,537     12,974,137     17,947,145
  Transfers between funds .....................    (3,038,625)       207,801     (2,719,293)     1,577,617
  Redemptions .................................      (909,319)      (352,759)    (1,989,060)      (697,293)
  Annuity benefits ............................             -              -              -              -
  Annual contract maintenance charge (note 2)..             -              -              -              -
  Contingent deferred sales charges (note 2)...       (19,211)        (8,463)       (54,388)       (11,230)
  Adjustments to maintain reserves ............          (162)             6          1,797            124
                                                  -----------    -----------    -----------    -----------
       Net equity transactions ................       971,369      8,328,122      8,213,193     18,816,363
                                                  -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       813,406      8,933,341      6,699,164     20,917,968
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...    26,616,726      9,548,789     59,046,396     18,359,783
                                                  -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........    27,430,132     18,482,130     65,745,560     39,277,751
                                                  ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                      GROWTH OPPORTUNITIES                MID CAP PORTFOLIO:
                                                     PORTFOLIO:SERVICE CLASS                SERVICE CLASS
                                                  ------------------------------    ------------------------------
                                                      2000             1999             2000             1999
                                                  -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $   1,244,462          484,433                -                -
  Mortality, expense and administration
    charges (note 2) ..........................        (505,835)        (293,615)         (71,896)          (1,002)
                                                  -------------    -------------    -------------    -------------
    Net investment activity ...................         738,627          190,818          (71,896)          (1,002)
                                                  -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .......       4,932,313          562,935        3,626,636          574,144
  Cost of mutual fund shares sold .............      (4,821,291)        (485,335)      (2,526,661)        (553,276)
                                                  -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .......         111,022           77,600        1,099,975           20,868
  Change in unrealized gain (loss)
    on investments ............................     (11,801,353)       3,036,623          514,985           22,985
                                                  -------------    -------------    -------------    -------------
    Net gain (loss) on investments ............     (11,690,331)       3,114,223        1,614,960           43,853
                                                  -------------    -------------    -------------    -------------
  Reinvested capital gains ....................       6,544,946          946,847           22,901                -
                                                  -------------    -------------    -------------    -------------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................      (4,406,758)       4,251,888        1,565,965           42,851
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      19,527,570       30,611,275        4,719,600          391,338
  Transfers between funds .....................     (10,291,369)         391,438       10,836,766           68,170
  Redemptions .................................      (2,931,205)      (1,799,178)        (445,499)          (1,744)
  Annuity benefits ............................               -                -                -                -
  Annual contract maintenance charge (note 2)..               -                -                -                -
  Contingent deferred sales charges (note 2)...         (76,778)         (43,994)          (9,369)               -
  Adjustments to maintain reserves ............           2,926              330            9,367              (11)
                                                  -------------    -------------    -------------    -------------
       Net equity transactions ................       6,231,144       29,159,871       15,110,865          457,753
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       1,824,386       33,411,759       16,676,830          500,604
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...     104,212,302       46,040,394        4,287,942                -
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 106,036,688       79,452,153       20,964,772          500,604
                                                  =============    =============    =============    =============

                                                 EQUITY-INCOME PORTFOLIO:   GROWITH PORTFOLIO:
                                                      SERVICE CLASS 2         SERVICE CLASS 2
                                                  ---------------------   ---------------------
                                                      2000         1999        2000        1999
                                                  -------------    ----   -------------    ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................               -       -               -       -
  Mortality, expense and administration
    charges (note 2) ..........................            (577)      -          (4,912)      -
                                                  -------------    ----   -------------    ----
    Net investment activity ...................            (577)      -          (4,912)      -
                                                  -------------    ----   -------------    ----

  Proceeds from mutual fund shares sold .......              18       -               3       -
  Cost of mutual fund shares sold .............             (18)      -              (3)      -
                                                  -------------    ----   -------------    ----
    Realized gain (loss) on investments .......               -       -               -       -
  Change in unrealized gain (loss)
    on investments ............................         (21,371)      -         286,423       -
                                                  -------------    ----   -------------    ----
    Net gain (loss) on investments ............         (21,371)      -         286,423       -
                                                  -------------    ----   -------------    ----
  Reinvested capital gains ....................               -       -               -       -
                                                  -------------    ----   -------------    ----
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................         (21,948)      -         281,511       -
                                                  -------------    ----   -------------    ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         993,519       -       5,887,917       -
  Transfers between funds .....................               -       -          42,870       -
  Redemptions .................................            (319)      -         (47,973)      -
  Annuity benefits ............................               -       -               -       -
  Annual contract maintenance charge (note 2)..               -       -               -       -
  Contingent deferred sales charges (note 2)...               -       -          (1,710)      -
  Adjustments to maintain reserves ............              (2)      -              23       -
                                                  -------------    ----   -------------    ----
       Net equity transactions ................         993,198       -       5,881,127       -
                                                  -------------    ----   -------------    ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         971,250       -       6,162,638       -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...               -       -               -       -
                                                  -------------    ----   -------------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD .........         971,250       -       6,162,638       -
                                                  =============    ====   =============    ====

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
--------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                                                                    ASSET MANAGER:
                                                         HIGH INCOME           OVERSEAS          ASSET MANAGER         GROWTH
                                                          PORTFOLIO:          PORTFOLIO:          PORTFOLIO:          PORTFOLIO:
                                                       SERVICE CLASS 2      SERVICE CLASS 2     SERVICE CLASS 2    SERVICE CLASS 2
                                                     -------------------   -----------------    ----------------   ----------------
                                                        2000       1999      2000      1999       2000     1999     2000      1999
                                                     ----------   ------   ---------  ------    -------   ------   -------   ------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................      $       --       --          --      --         --       --        --      --
  Mortality, expense and administration
    charges (note 2) ..........................            (623)      --      (1,544)     --       (344)      --      (453)     --
                                                     ----------   ------   ---------  ------    -------   ------   -------   ------
    Net investment activity ...................            (623)      --      (1,544)     --       (344)      --      (453)     --
                                                     ----------   ------   ---------  ------    -------   ------   -------   ------

  Proceeds from mutual fund shares sold .......              31       --      36,919      --     34,311       --    15,138      --
  Cost of mutual fund shares sold .............             (31)      --     (36,708)     --    (33,126)      --   (14,913)     --
                                                     ----------   ------   ---------  ------    -------   ------   -------   ------
    Realized gain (loss) on investments .......              --       --         211      --      1,185       --       225      --
  Change in unrealized gain (loss)
    on investments ............................           4,579       --      36,604      --     (2,236)      --    17,423      --
                                                     ----------   ------   ---------  ------    -------   ------   -------   ------
    Net gain (loss) on investments ............           4,579       --      36,815      --     (1,051)      --    17,648      --
                                                     ----------   ------   ---------  ------    -------   ------   -------   ------
  Reinvested capital gains ....................              --       --          --      --         --       --        --      --
                                                     ----------   ------   ---------  ------    -------   ------   -------   ------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ...........................           3,956       --      35,271      --     (1,395)      --    17,195      --
                                                     ----------   ------   ---------  ------    -------   ------   -------   ------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         905,070       --   1,760,432      --    573,405       --   531,110      --
  Transfers between funds .....................              --       --       5,898      --         --       --        --      --
  Redemptions .................................          (2,176)      --      (6,812)     --       (168)      --      (164)     --
  Annuity benefits ............................              --       --          --      --         --       --        --      --
  Annual contract maintenance charge (note 2)..              --       --          --      --         --       --        --      --
  Contingent deferred sales charges (note 2)...              --       --          --      --         --       --        --      --
  Adjustments to maintain reserves ............              (3)      --          (1)     --        (20)      --       493      --
                                                     ----------   ------   ---------  ------    -------   ------   -------   ------
       Net equity transactions ................         902,891       --   1,759,517      --    573,217       --   531,439      --
                                                     ----------   ------   ---------  ------    -------   ------   -------   ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         906,847       --   1,794,788      --    571,822       --   548,634      --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...              --       --          --      --         --       --        --      --
                                                     ----------   ------   ---------  ------    -------   ------   -------   ------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      $  906,847       --   1,794,788      --    571,822       --   548,634      --
                                                     ==========   ======   =========  ======    =======   ======   =======   ======

                                                                     (Continued)

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY, CONTINUED
--------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
---------------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                      CONTRAFUND                           GROWTH & INCOME            GROWTH
                                                      PORTFOLIO:      BALANCED PORTFOLIO:     PORTFOLIO:           OPPORTUNITIES
                                                   SERVICE CLASS 2     SERVICE CLASS 2      SERVICE CLASS 2       SERVICE CLASS 2
                                                --------------------  -------------------  -----------------    -------------------
                                                   2000        1999      2000     1999      2000       1999        2000       1999
                                                -----------   ------   -------   ------   ---------   ------    ---------    ------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................  $        --       -         --       -           --       -            --       --
  Mortality, expense and administration
    charges (note 2) .........................       (2,710)      -       (467)      -       (1,883)      -        (1,820)      --
                                                -----------   ------   -------   ------   ---------   ------    ---------    ------
    Net investment activity ..................       (2,710)      -       (467)      -       (1,883)      -        (1,820)      --
                                                -----------   ------   -------   ------   ---------   ------    ---------    ------

  Proceeds from mutual fund shares sold ......      154,070       -         24       -           34       -            59       --
  Cost of mutual fund shares sold ............     (148,575)      -        (23)      -          (32)      -           (58)      --
                                                -----------   ------   -------   ------   ---------   ------    ---------    ------
    Realized gain (loss) on investments ......        5,495       -          1       -            2       -             1       --
  Change in unrealized gain (loss)
    on investments ...........................       74,347       -      9,114       -       44,923       -        85,206       --
                                                -----------   ------   -------   ------   ---------   ------    ---------    ------
    Net gain (loss) on investments ...........       79,842       -      9,115       -       44,925       -        85,207       --
                                                -----------   ------   -------   ------   ---------   ------    ---------    ------
  Reinvested capital gains ...................           --       -         --       -           --       -            --       --
                                                -----------   ------   -------   ------   ---------   ------    ---------    ------
       Net increase (decrease) in contract
         owners equity resulting from
         operations ..........................       77,132       -      8,648       -       43,042       -        83,387       --
                                                -----------   ------   -------   ------   ---------   ------    ---------    ------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..........................    3,106,454       -    598,247       -    2,166,757       -     2,563,316       --
  Transfers between funds ....................     (140,287)      -         --       -       10,958       -            --       --
  Redemptions ................................      (47,232)      -       (224)      -       (5,442)      -        (3,308)      --
  Annuity benefits ...........................           --       -         --       -           --       -            --       --
  Annual contract maintenance charge (note 2)            --       -         --       -           --       -            --       --
  Contingent deferred sales charges (note 2)..           --       -         --       -           --       -            --       --
  Adjustments to maintain reserves ...........            5       -         (1)      -            3       -             9       --
                                                -----------   ------   -------   ------   ---------   ------    ---------    ------
       Net equity transactions ...............    2,918,940       -    598,022       -    2,172,276       -     2,560,017       --
                                                -----------   ------   -------   ------   ---------   ------    ---------    ------

NET CHANGE IN CONTRACT OWNERS' EQUITY ........    2,996,072       -    606,670       -    2,215,318       -     2,643,404       --
CONTRACT OWNERS'EQUITY BEGINNING OF PERIOD ...           --       -         --       -           --       -            --       --
                                                -----------   ------   -------   ------   ---------   ------    ---------    ------
CONTRACT OWNERS' EQUITY END OF PERIOD ........  $ 2,996,072       -    606,670       -    2,215,318       -     2,643,404       --
                                                ===========   ======   =======   ======   =========   ======    =========    ======

NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY, CONTINUED
-----------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------
SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                             MID CAP PORTFOLIO:
                                                               SERVICE CLASS 2
                                                            ---------------------
                                                               2000         1999
                                                            ----------     ------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................        $       --        --
  Mortality, expense and administration
    charges (note 2) ...............................            (1,337)       --
                                                            ----------     ------
    Net investment activity ........................            (1,337)       --
                                                            ----------     ------

  Proceeds from mutual fund shares sold ............                10        --
  Cost of mutual fund shares sold ..................               (10)       --
                                                            ----------     ------
    Realized gain (loss) on investments ............                --        --
  Change in unrealized gain (loss)
    on investments .................................            97,036        --
                                                            -----------    ------
    Net gain (loss) on investments .................            97,036        --
                                                            -----------    ------
  Reinvested capital gains .........................                --        --
       Net increase (decrease) in contract
         owners equity resulting from
         operations ................................            95,699        --
                                                           -----------     ------
 EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ................................         1,857,696        --
  Transfers between funds ..........................             4,316        --
  Redemptions ......................................           (43,296)       --
  Annuity benefits .................................                --        --
  Annual contract maintenance charge (note 2) ......                --        --
  Contingent deferred sales charges (note 2) .......                --        --
  Adjustments to maintain reserves .................               528        --
                                                            ----------     ------
        Net equity transactions .....................        1,819,244        --
                                                            ----------     ------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..............         1,914,943        --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........                --        --
                                                            ----------     ------
 CONTRACT OWNERS' EQUITY END OF PERIOD ..............       $1,914,943        --
                                                            ==========     ======

See accompanying notes to financial statements

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2000 AND 1999
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

              Funds available in the Fidelity Advisor Classic and Select
                Products:

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                  Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                  Fidelity VIP - Growth Portfolio (FidVIPGr)
                  Fidelity VIP - High Income Portfolio (FidVIPHI)
                  Fidelity VIP - Money Market Portfolio (FidVIPMMkt)
                    (also available in the Fidelity Advisor Generations product)
                  Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund
                II(Fidelity VIP-II);
                  Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
                  Fidelity VIP-II - Asset Manager: Growth Portfolio (FidVIPAMGr) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
                  Fidelity VIP-II - Index 500 Portfolio (FidVIPI500)
                    (also available in the Fidelity Advisor Generations product)
                  Fidelity VIP-II - Investment Grade Bond Portfolio (FidVIPIGBd)
                    (also available in the Fidelity Advisor Generations Annuity product)

              Portfolios of the Fidelity Variable Insurance Products Fund
                III(Fidelity VIP-III);
                  Fidelity VIP-III - Balanced Portfolio (FidVIPBal)
                  Fidelity VIP-III - Growth and Income Portfolio (FidVIPGrIn) Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp) Fidelity VIP-III - Mid Cap Portfolio (FidVIPMCap)

              Funds available in the Fidelity Advisor Generations product:

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                  Fidelity VIP - Equity-Income Portfolio: Service Class
                    (FidVIPEIS)
                  Fidelity VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio: Service Class
                    (FidVIPHIS)
                  Fidelity VIP - Overseas Portfolio: Service Class (FidVIPOvS)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                  Fidelity VIP-II - Asset Manager Portfolio: Service Class
                    (FidVIPAMS)
                  Fidelity VIP-II - Asset Manager: Growth Portfolio: Service
                    Class (FidVIPAMGrS)
                  Fidelity VIP-II - Contrafund Portfolio: Service Class
                    (FidVIPConS)

              Portfolios of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                  Fidelity VIP-III - Balanced Portfolio: Service Class
                    (FidVIPBalS)
                  Fidelity VIP-III - Growth and Income Portfolio: Service Class
                    (FidVIPGrInS)
                  Fidelity VIP-III - Growth Opportunities Portfolio: Service
                    Class (FidVIPGrOpS)
                  Fidelity VIP-III - Mid Cap Portfolio: Service Class
                    (FidVIPMCapS)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                  Fidelity VIP - Equity-Income Portfolio: Service Class 2
                    (FidVIPEI2)
                  Fidelity VIP - Growth Portfolio: Service Class 2 (FidVIPGr2) Fidelity VIP - High Income Portfolio: Service Class 2
                    (FidVIPHI2)
                  Fidelity VIP - Overseas Portfolio: Service Class 2 (FidVIPOv2)

              Portfolios of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                  Fidelity VIP-II - Asset Manager Portfolio: Service Class 2
                    (FidVIPAM2)
                  Fidelity VIP-II - Asset Manager: Growth Portfolio: Service
                    Class 2 (FidVIPAMGr2)
                  Fidelity VIP-II - Contrafund Portfolio: Service Class 2
                    (FidVIPCon2)

              Portfolios of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                  Fidelity VIP-III - Balanced Portfolio: Service Class 2
                    (FidVIPBal2)
                  Fidelity VIP-III - Growth and Income Portfolio: Service Class
                    2 (FidVIPGrIn2)
                  Fidelity VIP-III - Growth Opportunities Portfolio: Service
                    Class 2 (FidVIPGrOp2)
                  Fidelity VIP-III - Mid Cap Portfolio: Service Class 2
                    (FidVIPMCap2)

         At June 30, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company:

     For Fidelity Advisor Generations Annuity contracts a mortality and expense risk charge assessed through the daily unit value calculation that ranges from an annual rate of .95% to a maximum of 2.20% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit and (e) guaranteed minimum income benefit.

     For Fidelity Advisor Annuity Select contracts a mortality risk, expense risk and administration charge assessed through the daily unit value calculation that ranges from an annual rate of 1.40% to a maximum of 1.55% if the death benefit option is utilized.

     For Fidelity Advisor Annuity Classic contracts a mortality risk, expense risk and administration charge assessed through the daily unit value calculation equal to an annual rate of 1.30%. Additionally, a contract maintenance charge of up to $30, dependent upon contract type and issue date, is satisfied by surrendering units.

     The following table provides mortality, expense and administration charges by asset fee rate for the six month period ended June 30, 2000:

                                    Total             FidVIPEI            FidVIPGr             FidVIPHI             FidMMkt
                             ------------         ------------        ------------         ------------        ------------
     0.95% ..............    $  1,155,978                    -                   -                    -                  70
     1.00% ..............       1,004,881                    -                   -                    -                   -
     1.05% ..............         283,120                    -                   -                    -               8,649
     1.10% ..............          11,369                    -                   -                    -                   7
     1.15% ..............          12,370                    -                   -                    -                   -
     1.20% ..............           3,549                    -                   -                    -                   -
     1.25% ..............           2,002                    -                   -                    -                   -
     1.30% ..............         903,164               26,180              90,217               50,327              23,287
     1.35% ..............              35                    -                   -                    -                   -
     1.40% ..............      10,837,133              410,590           1,038,733              795,045             415,354
     1.45% ..............         256,900               16,899              59,751               14,138               5,769
     1.50% ..............          64,711                5,152              10,607                4,555               3,295
     1.55% ..............             661                    -                   -                    -                   9
     1.60% ..............           3,708                    -                   -                    -                  77
     1.65% ..............             321                    -                   -                    -                   -
     1.70% ..............             124                    -                   -                    -                   -
     1.75% ..............             259                    -                   -                    -                   -
     1.80% ..............               4                    -                   -                    -                   -
     1.85% ..............              49                    -                   -                    -                   -
     1.90% ..............               1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total ..........    $ 14,540,339              458,821           1,199,308              864,065             456,517
                             ============         ============        ============         ============        ============


                                 FidVIPOv             FidVIPAM          FidVIPAMGr            FidVIPCon          FidVIPI500
                             ------------         ------------        ------------         ------------        ------------
     0.95% ..............   $           -                    -                   -                    -             232,374
     1.00% ..............               -                    -                   -                    -             141,755
     1.05% ..............               -                    -                   -                    -              30,144
     1.10% ..............               -                    -                   -                    -               1,887
     1.15% ..............               -                    -                   -                    -                 562
     1.20% ..............               -                    -                   -                    -                 860
     1.25% ..............               -                    -                   -                    -                 142
     1.30% ..............          61,359                6,170               5,909               73,083              55,543
     1.35% ..............               -                    -                   -                    -                  13
     1.40% ..............         673,826              123,269              96,785              866,828             589,053
     1.45% ..............           8,297                5,169               2,117               27,435              28,209
     1.50% ..............           2,057                1,510                 950                4,579               7,868
     1.55% ..............               -                    -                   -                    -                  54
     1.60% ..............               -                    -                   -                    -                 346
     1.65% ..............               -                    -                   -                    -                  85
     1.75% ..............               -                    -                   -                    -                  65
     1.80% ..............               -                    -                   -                    -                   3
     1.85% ..............               -                    -                   -                    -                  24
                             ------------         ------------        ------------         ------------        ------------
         Total ..........    $    745,539              136,118             105,761              971,925           1,088,987
                             ============         ============        ============         ============        ============


                               FidVIPIGBd            FidVIPBal          FidVIPGrin           FidVIPGrOp          FidVIPMCap
                             ------------         ------------        ------------         ------------        ------------
     0.95% ..............    $         82                    -                   -                    -                   -
     1.00% ..............              93                    -                   -                    -                   -
     1.05% ..............          15,581                    -                   -                    -                   -
     1.10% ..............              21                    -                   -                    -                   -
     1.15% ..............               5                    -                   -                    -                   -
     1.20% ..............               1                    -                   -                    -                   -
     1.30% ..............           7,997               86,724              30,238              382,444               3,219
     1.35% ..............               -                    -                   -                    -                   -
     1.40% ..............         368,795              858,164             425,277            3,688,038               4,917

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     Continued                 FidVIPIGBd            FidVIPBal          FidVIPGrin           FidVIPGrOp          FidVIPMCap
                             ------------         ------------        ------------         ------------        ------------
     1.45% ..............           4,266                8,479              16,553               37,561                   -
     1.50% ..............           1,631                2,142               4,150               15,197                   -
     1.55% ..............              21                    -                   -                    -                   -
     1.80% ..............               1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total ..........    $    398,494              955,509             476,218            4,123,240               8,136
                             ============         ============        ============         ============        ============


                                FidVIPEIS            FidVIPGRS           FidVIPHIS            FidVIPOvS           FidVIPAMS
                             ------------         ------------        ------------         ------------        ------------
     0.95% ..............    $     95,812              248,350             107,074               61,046                   -
     1.00% ..............          78,385              249,546              70,217               51,524                   -
     1.05% ..............          21,731               49,166              19,524               11,461               6,173
     1.10% ..............           1,106                2,494                 984                  660                   -
     1.15% ..............             230                4,594                 449                  166                   -
     1.20% ..............             190                  848                 163                  198                   -
     1.25% ..............              90                  584                 167                  137                   -
     1.30% ..............              30                  173                   -                   10                   -
     1.35% ..............               -                   12                   -                    -                   -
     1.40% ..............             366                2,056                 582                1,168              51,493
     1.45% ..............           1,926                5,988               1,727                2,414                   -
     1.50% ..............              46                  336                  31                   77                   -
     1.55% ..............               -                  106                   -                   81                   -
     1.60% ..............               -                1,089                   -                  974                   -
     1.65% ..............               -                   90                  14                    9                   -
     1.70% ..............               -                   41                   -                    -                   -
     1.75% ..............               -                   63                   -                   62                   -
                             ------------         ------------        ------------         ------------        ------------
         Total ..........    $    199,912              565,536             200,932              129,987              57,666
                             ============         ============        ============         ============        ============


                              FidVIPAMGrS           FidVIPConS          FidVIPBalS          FidVIPGrIns         FidVIPGrOpS
                             ------------         ------------        ------------         ------------        ------------
     0.95% ..............    $     16,403              139,012                   -                    -             230,198
     1.00% ..............          19,975              140,075                   -                    -             218,286
     1.05% ..............           6,687               30,990               7,595               22,707              44,844
     1.10% ..............             290                1,167                   -                    -               2,477
     1.15% ..............               -                3,506                   -                    -               2,713
     1.20% ..............              60                  455                   -                    -                 687
     1.25% ..............              37                  383                   -                    -                 292
     1.30% ..............              90                   98                   -                    -                  63
     1.35% ..............               -                    9                   -                    -                   -
     1.40% ..............             132                  999             122,080              285,048               2,871
     1.45% ..............               -                4,148                   -                    -               3,058
     1.50% ..............              33                  277                   -                    -                 103
     1.55% ..............               -                  108                   -                    -                  42
     1.60% ..............               -                  764                   -                    -                 150
     1.65% ..............               6                  107                   -                    -                  10
     1.70% ..............               -                    2                   -                    -                  41
     1.85% ..............               -                   25                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total ..........    $     43,712              322,125             129,675              307,755             505,835
                             ============         ============        ============         ============        ============


                              FidVIPMCapS            FidVIPEI2           FidVIPGr2            FidVIPHI2           FidVIPOV2
                             ------------         ------------        ------------         ------------        ------------
     0.95% ..............    $     25,377                    -                   -                    -                   -
     1.00% ..............          34,704                    -                   -                    -                   -
     1.05% ..............           7,860                    -                   -                    -                   -
     1.10% ..............             235                    -                   -                    -                   -
     1.15% ..............             109                    -                   -                    -                   -
     1.20% ..............              86                    -                   -                    -                   -
     1.25% ..............             169                    -                   -                    -                   -
     1.40% ..............             246                  577               4,912                  623               1,544
     1.45% ..............           2,445                    -                   -                    -                   -
     1.50% ..............             115                    -                   -                    -                   -
     1.55% ..............             162                    -                   -                    -                   -
     1.60% ..............             283                    -                   -                    -                   -
     1.70% ..............              40                    -                   -                    -                   -
     1.75% ..............              65                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
         Total ..........    $     71,896                  577               4,912                  623               1,544
                             ============         ============        ============         ============        ============

                                FidVIPAM2          FidVIPAMGr2          FidVIPCon2           FidVIPBal2         FidVIPGrIn2
                             ------------         ------------        ------------         ------------        ------------
     1.40% ..............    $        344                  453               2,710                  467               1,883
                             ------------         ------------        ------------         ------------        ------------
         Total ..........    $        344                  453               2,710                  467               1,883
                             ============         ============        ============         ============        ============


                              FidVIPGrOp2          FidVIPMCap2
                             ------------         ------------
     0.95% ..............    $          -                  180
     1.00% ..............               -                  321
     1.05% ..............               -                    8
     1.10% ..............               -                   41
     1.15% ..............               -                    6
     1.20% ..............               -                    1
     1.25% ..............               -                    1
     1.30% ..............               -                    3
     1.35% ..............               -                    1
     1.40% ..............           1,820                   86
     1.45% ..............               -                  551
     1.55% ..............               -                   78
     1.60% ..............               -                   25
     1.75% ..............               -                    4
     1.90%                              -                    1
                             ------------         ------------
         Total ..........    $      1,820                1,337
                             ============         ============




(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 2000, for each series, in both the accumulation and payout phases.

                                                 ASSET                                                              PERIOD
     Contract owners' equity represented by:     CHARGE       UNITS                 UNIT VALUE     AMOUNT           RETURN*
                                                 -------    ----------              ----------   ------------      --------
     Fidelity VIP - Equity-Income Portfolio:
     Tax and non-tax qualified ..................  1.30%      284,779                 13.704856  $  3,902,855           (3)%
                                                   1.40%    4,082,947                 13.657129    55,761,334           (3)%
                                                   1.45%      200,411                 11.511236     2,306,978           (3)%
                                                   1.50%       58,822                 11.495743       676,203           (3)%
     Fidelity VIP - Growth Portfolio:
       Tax and non-tax qualified ................  1.30%      741,223                 22.666277    16,800,766            4%
                                                   1.40%    7,482,805                 22.587393   169,017,057            4%
                                                   1.45%      495,237                 19.479185     9,646,813            4%
                                                   1.50%       77,124                 19.452989     1,500,292            4%
     Fidelity VIP - High Income Portfolio:
       Tax and non-tax qualified ................  1.30%      616,365                 11.314644     6,973,951           (5)%
                                                   1.40%    9,257,129                 11.272741   104,353,218           (6)%
                                                   1.45%      191,149                  9.612869     1,837,490           (6)%
                                                   1.50%       61,042                  9.599915       585,998           (6)%
     Fidelity VIP - Money Market Portfolio:
       Tax and non-tax qualified ................  0.95%      509,920                 11.110432     5,665,431            2%
                                                   1.00%      761,867                 11.096891     8,454,355            2%
                                                   1.05%      196,041                 11.083365     2,172,794            2%
                                                   1.10%        7,174                 10.520450        75,474            2%
                                                   1.15%       57,242                 10.514234       601,856            2%
                                                   1.30%      267,956                 11.582415     3,103,578            2%
                                                   1.40%    3,546,155                 11.539511    40,920,895            2%
                                                   1.45%       57,448                 11.085399       636,834            2%
                                                   1.50%       58,047                 11.070419       642,605            2%
                                                   1.55%        2,544                 10.464537        26,622            2%
                                                   1.60%       29,927                 10.458326       312,986            2%
     Fidelity VIP - Overseas Portfolio:
       Tax and non-tax qualified ................  1.30%      558,100                 17.115366     9,552,086           (6)%
                                                   1.40%    5,529,948                 17.052005    94,296,701           (6)%
                                                   1.45%       82,645                 14.564432     1,203,677           (6)%
                                                   1.50%       20,926                 14.544825       304,365           (6)%
     Fidelity VIP II -
     Asset Manager Portfolio:
       Tax and non-tax qualified ................  1.30%       63,717                 14.327334       912,895           (1)%
                                                   1.40%    1,196,405                 14.277457    17,081,621           (1)%
                                                   1.45%       56,928                 12.495048       711,318           (1)%
                                                   1.50%       16,109                 12.478214       201,012           (1)%
     Fidelity VIP II -
     Asset Manager: Growth Portfolio:
       Tax and non-tax qualified ................  1.30%       56,720                 15.472307       877,589           (2)%
                                                   1.40%      922,559                 15.418459    14,224,438           (2)%
                                                   1.45%       20,909                 13.205720       276,118           (2)%
                                                   1.50%        9,559                 13.187925       126,063           (2)%

     Fidelity VIP II - Contrafund Portfolio:
       Tax and non-tax qualified ................  1.30%      659,696                 18.116482    11,951,371           (2)%
                                                   1.40%    7,033,401                 18.053403   126,976,823           (2)%
                                                   1.45%      263,929                 15.293849     4,036,490           (2)%
                                                   1.50%       43,214                 15.273267       660,019           (2)%


                                                 ASSET                                                              PERIOD
                                                 CHARGE       UNITS                 UNIT VALUE     AMOUNT           RETURN*
                                                 -------    ----------              ----------   ------------      --------

     Fidelity VIP-II - Index 500 Portfolio:
       Tax and non-tax qualified ................  0.95%    3,643,195                 14.414298    52,514,098           (1)%
                                                   1.00%    2,101,626                 14.396924    30,256,950           (1)%
                                                   1.05%      411,539                 14.379590     5,917,762           (1)%
                                                   1.10%       46,762                 10.716334       501,117           (1)%
                                                   1.15%       20,791                 10.710034       222,672           (1)%
                                                   1.20%       31,162                 10.703750       333,550           (1)%
                                                   1.25%        3,214                 10.697480        34,382           (1)%
                                                   1.30%      493,555                 18.610026     9,185,071           (1)%
                                                   1.35%          721                 10.684904         7,704           (1)%
                                                   1.40%    4,723,833                 18.545254    87,604,683           (1)%
                                                   1.45%      326,755                 15.314740     5,004,168           (1)%
                                                   1.50%       75,928                 15.294135     1,161,253           (1)%
                                                   1.55%        5,138                 10.659779        54,770           (1)%
                                                   1.60%        7,967                 10.653500        84,876           (1)%
                                                   1.65%        1,625                 10.647231        17,302           (1)%
                                                   1.70%           82                 10.640941           873           (1)%
                                                   1.75%        3,446                 10.634682        36,647           (1)%
                                                   1.80%          262                 10.628400         2,785           (1)%
                                                   1.85%          253                 10.622113         2,687           (2)%
     Fidelity VIP-II -
     Investment Grade Bond Portfolio:
       Tax and non-tax qualified ................  0.95%    1,172,784                 10.824651    12,694,977            3%
                                                   1.00%      755,921                 10.811592     8,172,709            3%
                                                   1.05%      353,832                 10.798568     3,820,879            3%
                                                   1.10%       52,056                 10.130859       527,372            3%
                                                   1.15%       11,600                 10.124921       117,449            3%
                                                   1.20%        1,208                 10.118978        12,224            3%
                                                   1.25%        6,312                 10.113042        63,834            3%
                                                   1.30%      234,041                 11.717942     2,742,479            3%
                                                   1.40%    2,973,300                 11.674542    34,711,916            3%
                                                   1.45%       62,002                 10.936979       678,115            3%
                                                   1.50%       21,150                 10.922252       231,006            3%
                                                   1.55%          952                 10.077384         9,594            3%
                                                   1.70%           35                 10.059584           352            3%
                                                   1.80%          107                 10.047705         1,075            3%

     Fidelity VIP III - Balanced Portfolio:
       Tax and non-tax qualified ................  1.30%      725,851                 17.511827    12,710,977           (1)%
                                                   1.40%    6,606,379                 17.414740   115,048,373           (1)%
                                                   1.45%       86,933                 12.174773     1,058,390           (1)%
                                                   1.50%       24,165                 12.158379       293,807           (1)%
     Fidelity VIP Fund III -
     Growth and Income Portfolio:
       Tax and non-tax qualified ................  1.30%      282,480                 16.550260     4,675,117           (3)%
                                                   1.40%    3,603,843                 16.492630    59,436,849           (3)%
                                                   1.45%      154,837                 13.876008     2,148,519           (3)%
                                                   1.50%       39,742                 13.857326       550,718           (3)%
     Fidelity VIP III -
     Growth Opportunities Portfolio:
       Tax and non-tax qualified ................  1.30%    2,298,918                 23.733020    54,560,267           (4)%
                                                   1.40%   20,421,593                 23.601408   481,978,348           (4)%
                                                   1.45%      382,189                 12.544540     4,794,385           (4)%
                                                   1.50%      161,660                 12.527641     2,025,218           (4)%


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

CONTRACT OWNER'S EQUITY                          ASSET                                                              PERIOD
(Continued)                                      CHARGE       UNITS                 UNIT VALUE     AMOUNT           RETURN*
                                                 -------    ----------              ----------   ------------      --------

     Fidelity VIP Fund III -
     Mid Cap Portfolio:
       Tax and non-tax qualified ................  1.30%      108,936                 17.958421     1,956,319            23%

     Fidelity VIP - Equity-Income Portfolio:
     Service Class:
       Tax and non-tax qualified ................  0.95%    1,912,943                 10.958239    20,962,487           (3)%
                                                   1.00%    1,496,237                 10.945046    16,376,383           (3)%
                                                   1.05%      391,872                 10.931880     4,283,898           (3)%
                                                   1.10%       36,548                  9.039747       330,385           (3)%
                                                   1.15%        6,003                  9.034438        54,234           (3)%
                                                   1.20%        4,442                  9.029142        40,107           (3)%
                                                   1.25%        1,741                  9.023847        15,711           (3)%
                                                   1.30%          706                  9.018536         6,367           (3)%
                                                   1.40%       11,719                  9.007929       105,564           (3)%
                                                   1.45%       41,383                  9.002627       372,556           (3)%
                                                   1.50%          899                  8.997324         8,089           (3)%
     Fidelity VIP - Growth Portfolio:
     Service Class:
       Tax and non-tax qualified ................  0.95%    3,138,834                 18.863256    59,208,629            5%
                                                   1.00%    2,947,905                 18.840552    55,540,157            5%
                                                   1.05%      552,273                 18.817857    10,392,594            5%
                                                   1.10%       67,297                 12.927249       869,965            4%
                                                   1.15%       73,269                 12.919667       946,611            4%
                                                   1.20%       17,043                 12.912090       220,061            4%
                                                   1.25%       12,219                 12.904511       157,680            4%
                                                   1.30%        2,904                 12.896935        37,453            4%
                                                   1.35%          397                 12.889357         5,117            4%
                                                   1.40%       44,025                 12.881782       567,120            4%
                                                   1.45%      134,673                 12.874202     1,733,807            4%
                                                   1.50%        5,226                 12.866639        67,241            4%
                                                   1.55%        2,741                 12.859065        35,247            4%
                                                   1.60%       15,394                 12.851482       197,836            4%
                                                   1.65%        2,508                 12.843917        32,213            4%
                                                   1.70%        1,158                 12.836343        14,864            4%
                                                   1.75%        2,472                 12.828774        31,713            4%

     Fidelity VIP - High Income Portfolio:
     Service Class:
       Tax and non-tax qualified ................  0.95%    2,438,127                  9.335271    22,760,576           (5)%
                                                   1.00%    1,482,997                  9.324015    13,827,486           (5)%
                                                   1.05%      377,997                  9.312786     3,520,205           (5)%
                                                   1.10%       24,326                  9.180249       223,319           (5)%
                                                   1.15%       11,886                  9.174859       109,052           (5)%
                                                   1.20%        4,160                  9.169466        38,145           (6)%
                                                   1.25%        3,176                  9.164090        29,105           (6)%
                                                   1.40%       22,031                  9.147926       201,538           (6)%
                                                   1.45%       43,984                  9.142555       402,126           (6)%
                                                   1.50%          970                  9.137164         8,863           (6)%

     Fidelity VIP - Overseas Portfolio:
     Service Class:
       Tax and non-tax qualified ................  0.95%    1,035,367                 14.118645    14,617,979           (5)%
                                                   1.00%      800,084                 14.101657    11,282,510           (6)%
                                                   1.05%      173,944                 14.084666     2,449,943           (6)%

                                                 ASSET                                                              PERIOD
                                                 CHARGE       UNITS                 UNIT VALUE     AMOUNT           RETURN*
                                                 -------    ----------              ----------   ------------      --------
                                                   1.10%       20,694                 12.382327       256,240           (6)%
                                                   1.15%        4,555                 12.375048        56,368           (6)%
                                                   1.20%        4,977                 12.367813        61,555           (6)%
                                                   1.25%        4,118                 12.360542        50,901           (6)%
                                                   1.30%          280                 12.353286         3,459           (6)%
                                                   1.40%       19,918                 12.338777       245,764           (6)%
                                                   1.45%       59,457                 12.331528       733,196           (6)%
                                                   1.50%        1,080                 12.324264        13,310           (6)%
                                                   1.55%        2,229                 12.317017        27,455           (6)%
                                                   1.60%       14,208                 12.309770       174,897           (6)%
                                                   1.75%        2,545                 12.288006        31,273           (6)%

     Fidelity VIP Fund II - Asset Manager
     Portfolio:  Service Class:
       Tax and non-tax qualified ................  0.95%      450,012                 12.055970     5,425,331           (1)%
                                                   1.00%      410,953                 12.041440     4,948,466           (1)%
                                                   1.05%      123,186                 12.026924     1,481,549           (1)%
                                                   1.15%        4,745                 10.457122        49,619           (1)%
                                                   1.20%          592                 10.450983         6,187           (1)%
                                                   1.25%        2,846                 10.444846        29,726           (1)%
                                                   1.40%        1,775                 10.426438        18,507           (1)%
                                                   1.45%       20,843                 10.420314       217,191           (1)%
                                                   1.50%          468                 10.414179         4,874           (1)%

     Fidelity VIP II - Asset Manager:
     Growth Portfolio: Service Class:
       Tax and non-tax qualified ................  0.95%      304,500                 12.634938     3,847,339           (2)%
                                                   1.00%      344,998                 12.619747     4,353,787           (2)%
                                                   1.05%       99,614                 12.604529     1,255,588           (2)%
                                                   1.10%        5,439                 10.646796        57,908           (2)%
                                                   1.20%        2,260                 10.634314        24,034           (2)%
                                                   1.25%          390                 10.628065         4,145           (2)%
                                                   1.30%        1,409                 10.621828        14,966           (2)%
                                                   1.40%        5,454                 10.609335        57,863           (2)%
                                                   1.50%          457                 10.596854         4,843           (2)%
                                                   1.65%          680                 10.578142         7,193           (2)%

     Fidelity VIP II - Contrafund Portfolio:
     Service Class:
       Tax and non-tax qualified ................  0.95%    2,096,481                 15.138411    31,737,391           (2)%
                                                   1.00%    1,962,693                 15.120188    29,676,287           (2)%
                                                   1.05%      414,989                 15.101952     6,267,144           (2)%
                                                   1.10%       32,837                 11.109227       364,794           (2)%
                                                   1.15%       56,226                 11.102710       624,261           (2)%
                                                   1.20%       10,979                 11.096181       121,825           (2)%
                                                   1.25%        6,645                 11.089687        73,691           (2)%
                                                   1.30%        2,135                 11.083160        23,663           (2)%
                                                   1.35%          332                 11.076650         3,677           (2)%
                                                   1.40%       25,482                 11.070132       282,089           (2)%
                                                   1.45%      101,297                 11.063616     1,120,711           (2)%
                                                   1.50%        5,061                 11.057108        55,960           (2)%
                                                   1.55%        3,410                 11.050589        37,683           (2)%
                                                   1.60%       11,896                 11.044088       131,380           (2)%
                                                   1.65%        2,254                 11.037577        24,879           (2)%
                                                   1.85%          253                 11.011537         2,786           (2)%


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

CONTACT OWNERS' EQUITY                           ASSET                                                              PERIOD
(Continued)                                      CHARGE       UNITS                 UNIT VALUE     AMOUNT           RETURN*
                                                 -------    ----------              ----------   ------------      --------
     Fidelity VIP III - Balanced Portfolio:
     Service Class:
       Tax and non-tax qualified ................  0.95%    1,108,752                 11.659794    12,927,820           (1)%
                                                   1.00%    1,000,026                 11.645744    11,646,047           (1)%
                                                   1.05%      192,451                 11.631711     2,238,534           (1)%
                                                   1.10%       28,058                  9.707181       272,364           (1)%
                                                   1.15%       10,689                  9.701482       103,699           (1)%
                                                   1.20%          651                  9.695788         6,312           (1)%
                                                   1.25%        1,506                  9.690092        14,593           (1)%
                                                   1.40%       14,202                  9.673013       137,376           (1)%
                                                   1.45%        6,097                  9.667325        58,942           (1)%
                                                   1.50%        2,529                  9.661640        24,434           (1)%

     Fidelity VIP Fund III - Growth and
     Income Portfolio: Service Class:
       Tax and non-tax qualified ................  0.95%    2,080,236                 13.017658    27,079,801           (3)%
                                                   1.00%    2,337,510                 13.001962    30,392,216           (3)%
                                                   1.05%      469,148                 12.986306     6,092,499           (3)%
                                                   1.10%       44,686                  9.775941       436,848           (3)%
                                                   1.15%       47,501                  9.770212       464,095           (3)%
                                                   1.20%       13,008                  9.764484       127,016           (3)%
                                                   1.25%        5,715                  9.758746        55,771           (3)%
                                                   1.30%          817                  9.753002         7,968           (3)%
                                                   1.40%       38,627                  9.741542       376,287           (3)%
                                                   1.45%       72,268                  9.735803       703,587           (3)%
                                                   1.50%          974                  9.730074         9,477           (3)%

     Fidelity VIP III -  Growth Opportunities
     Portfolio: Service Class:
       Tax and non-tax qualified ................  0.95%    4,242,797                 11.805110    50,086,685           (4)%
                                                   1.00%    3,756,922                 11.790881    44,297,420           (4)%
                                                   1.05%      718,646                 11.776671     8,463,258           (4)%
                                                   1.10%       87,969                  9.490602       834,879           (4)%
                                                   1.15%       62,706                  9.485029       594,768           (4)%
                                                   1.20%       15,732                  9.479472       149,131           (4)%
                                                   1.25%        8,206                  9.473891        77,743           (4)%
                                                   1.30%        1,500                  9.468320        14,202           (4)%
                                                   1.40%       75,626                  9.457181       715,209           (4)%
                                                   1.45%       75,897                  9.451625       717,350           (4)%
                                                   1.50%        2,212                  9.446049        20,895           (4)%
                                                   1.55%        1,399                  9.440496        13,207           (4)%
                                                   1.60%        3,273                  9.434930        30,881           (4)%
                                                   1.65%          679                  9.429348         6,403           (4)%
                                                   1.70%        1,555                  9.423798        14,654           (5)%

     Fidelity VIP III - Mid Cap Portfolio:
     Service Class:
       Tax and non-tax qualified ................  0.95%      433,828                 18.023211     7,818,974           23%
                                                   1.00%      545,070                 18.009881     9,816,646           23%
                                                   1.05%      112,948                 17.996543     2,032,674           23%
                                                   1.10%        9,119                 16.605793       151,428           23%
                                                   1.15%        2,444                 16.596054        40,561           23%
                                                   1.20%        1,443                 16.586326        23,934           23%
                                                   1.25%        3,597                 16.576596        59,626           23%
                                                   1.30%          183                 16.566861         3,032           23%

                                                 ASSET                                                              PERIOD
                                                 CHARGE       UNITS                 UNIT VALUE     AMOUNT           RETURN*
                                                 -------    ----------              ----------   ------------      --------
                                                   1.40%        6,728                 16.547400       111,331           23%
                                                   1.45%       43,778                 16.537686       723,987           23%
                                                   1.50%        1,416                 16.527955        23,404           23%
                                                   1.55%        3,356                 16.518237        55,435           23%
                                                   1.60%        3,355                 16.508491        55,386           23%
                                                   1.70%          938                 16.489053        15,467           23%
                                                   1.75%        1,996                 16.479331        32,893           23%

     Fidelity VIP - Equity-Income Portfolio:
     Service Class 2:
       Tax and non-tax qualified ................  0.95%       25,523                  9.820992       250,661           (2)%
                                                   1.00%       24,621                  9.820183       241,783           (2)%
                                                   1.10%        9,451                  9.818557        92,795           (2)%
                                                   1.25%          306                  9.816113         3,004           (2)%
                                                   1.40%        9,329                  9.813677        91,552           (2)%
                                                   1.45%        9,644                  9.812861        94,635           (2)%
                                                   1.50%        9,083                  9.812046        89,123           (2)%
                                                   1.55%       10,114                  9.811233        99,231           (2)%
                                                   1.60%          519                  9.810414         5,092           (2)%
                                                   1.70%           35                  9.808787           343           (2)%
                                                   1.80%          104                  9.807149         1,020           (2)%
                                                   1.90%          207                  9.805513         2,030           (2)%

     Fidelity VIP - Growth Portfolio:
     Service Class 2:
       Tax and non-tax qualified ................  0.95%      123,501                 10.072674     1,243,985            1%
                                                   1.00%      131,266                 10.071839     1,322,090            1%
                                                   1.05%        7,963                 10.071009        80,195            1%
                                                   1.10%       35,298                 10.070176       355,457            1%
                                                   1.15%       22,799                 10.069339       229,571            1%
                                                   1.20%        3,602                 10.068507        36,267            1%
                                                   1.25%        3,236                 10.067677        32,579            1%
                                                   1.30%        1,062                 10.066842        10,691            1%
                                                   1.35%          268                 10.066010         2,698            1%
                                                   1.40%       44,075                 10.065170       443,622            1%
                                                   1.45%      157,370                 10.064338     1,583,825            1%
                                                   1.50%       10,284                 10.063503       103,493            1%
                                                   1.55%       29,405                 10.062667       295,893            1%
                                                   1.60%       30,262                 10.061828       304,491            1%
                                                   1.65%          390                 10.060994         3,924            1%
                                                   1.70%        1,417                 10.060161        14,255            1%
                                                   1.75%          630                 10.059321         6,337            1%
                                                   1.80%          415                 10.058487         4,174            1%
                                                   1.90%        4,044                 10.056808        40,670            1%
                                                   1.95%        4,816                 10.055969        48,430            1%

     Fidelity VIP - High Income Portfolio:
     Service Class 2:
       Tax and non-tax qualified ................  0.95%       26,114                  9.944587       259,693           (1)%
                                                   1.00%       21,848                  9.943765       217,251           (1)%
                                                   1.05%          805                  9.942942         8,004           (1)%
                                                   1.10%       10,524                  9.942114       104,631           (1)%
                                                   1.15%        4,312                  9.941292        42,867           (1)%
                                                   1.20%          140                  9.940466         1,392           (1)%
                                                   1.25%          647                  9.939642         6,431           (1)%
                                                   1.35%          138                  9.937992         1,371           (1)%
                                                   1.40%        4,282                  9.937167        42,551           (1)%


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

CONTRACT OWNERS' EQUITY                          ASSET                                                              PERIOD
(Continued)                                      CHARGE       UNITS                 UNIT VALUE     AMOUNT           RETURN*
                                                 -------    ----------              ----------   ------------      --------
                                                   1.45%       15,553                  9.936341       154,540           (1)%
                                                   1.55%        6,748                  9.934685        67,039           (1)%
                                                   1.80%          108                  9.930545         1,072           (1)%

     Fidelity VIP - Overseas Portfolio:
     Service Class 2:
       Tax and non-tax qualified ................  0.95%       32,029                  9.920756       317,752           (1)%
                                                   1.00%       31,532                  9.919936       312,795           (1)%
                                                   1.05%        4,120                  9.919116        40,867           (1)%
                                                   1.10%       10,679                  9.918293       105,917           (1)%
                                                   1.15%          666                  9.917473         6,605           (1)%
                                                   1.20%          450                  9.916652         4,462           (1)%
                                                   1.25%          447                  9.915828         4,432           (1)%
                                                   1.30%          246                  9.915004         2,439           (1)%
                                                   1.35%           56                  9.914186           555           (1)%
                                                   1.40%       17,424                  9.913359       172,730           (1)%
                                                   1.45%       66,687                  9.912534       661,037           (1)%
                                                   1.55%       10,763                  9.910890       106,671           (1)%
                                                   1.60%        2,479                  9.910067        24,567           (1)%
                                                   1.70%           69                  9.908413           684           (1)%
                                                   1.75%          632                  9.907587         6,262           (1)%
                                                   1.80%          313                  9.906762         3,101           (1)%
                                                   1.90%        2,414                  9.905106        23,911           (1)%

     Fidelity VIP II - Asset Manager
     Portfolio: Service Class 2:
       Tax and non-tax qualified ................  0.95%       19,802                  9.864448       195,336           (1)%
                                                   1.00%        2,912                  9.863631        28,723           (1)%
                                                   1.15%          367                  9.861182         3,619           (1)%
                                                   1.20%        1,157                  9.860362        11,408           (1)%
                                                   1.30%          706                  9.858728         6,960           (1)%
                                                   1.40%        3,926                  9.857092        38,699           (1)%
                                                   1.45%       25,214                  9.856275       248,516           (1)%
                                                   1.55%        1,856                  9.854639        18,290           (1)%
                                                   1.95%        2,058                  9.848068        20,267           (2)%

     Fidelity VIP II - Asset Manager:
     Growth Portfolio: Service Class 2:
       Tax and non-tax qualified ................  0.95%       23,213                  9.898579       229,776           (1)%
                                                   1.00%        7,045                  9.897761        69,730           (1)%
                                                   1.05%        1,742                  9.896941        17,240           (1)%
                                                   1.10%          204                  9.896122         2,019           (1)%
                                                   1.20%        2,991                  9.894485        29,594           (1)%
                                                   1.40%        5,134                  9.891204        50,781           (1)%
                                                   1.45%        3,674                  9.890383        36,337           (1)%
                                                   1.50%        9,913                  9.889560        98,035           (1)%
                                                   1.55%        1,529                  9.888735        15,120           (1)%

     Fidelity VIP II - Contrafund Portfolio:
     Service Class 2:
       Tax and non-tax qualified ................  0.95%       56,134                  9.838890       552,296           (2)%
                                                   1.00%       81,905                  9.838080       805,788           (2)%
                                                   1.05%        3,571                  9.837265        35,129           (2)%
                                                   1.10%        8,235                  9.836447        81,003           (2)%
                                                   1.15%        7,663                  9.835635        75,370           (2)%
                                                   1.20%        4,346                  9.834822        42,742           (2)%
                                                   1.25%        2,176                  9.834010        21,399           (2)%

                                                 ASSET                                                              PERIOD
                                                 CHARGE       UNITS                 UNIT VALUE     AMOUNT           RETURN*
                                                 -------    ----------              ----------   ------------      --------
                                                   1.30%          244                  9.833189         2,399           (2)%
                                                   1.35%          209                  9.832377         2,055           (2)%
                                                   1.40%       35,377                  9.831562       347,811           (2)%
                                                   1.45%       79,317                  9.830745       779,745           (2)%
                                                   1.50%        9,974                  9.829927        98,044           (2)%
                                                   1.55%        9,609                  9.829115        94,448           (2)%
                                                   1.60%        4,730                  9.828294        46,488           (2)%
                                                   1.65%          399                  9.827476         3,921           (2)%
                                                   1.70%          388                  9.826659         3,813           (2)%
                                                   1.80%          214                  9.825021         2,103           (2)%
                                                   1.90%          155                  9.823382         1,523           (2)%

     Fidelity VIP III - Balanced Portfolio:
     Service Class 2:
       Tax and non-tax qualified ................  0.95%       15,380                 10.091898       155,213            1%
                                                   1.00%       13,002                 10.091065       131,204            1%
                                                   1.05%        1,827                 10.090227        18,435            1%
                                                   1.10%        4,295                 10.089391        43,334            1%
                                                   1.15%        1,307                 10.088564        13,186            1%
                                                   1.20%        1,361                 10.087726        13,729            1%
                                                   1.35%           56                 10.085220           565            1%
                                                   1.40%        5,303                 10.084383        53,477            1%
                                                   1.45%        9,439                 10.083548        95,179            1%
                                                   1.55%        4,364                 10.081870        43,997            1%
                                                   1.60%          166                 10.081032         1,673            1%
                                                   1.90%        3,641                 10.075997        36,687            1%

     Fidelity VIP III - Growth and
     Income Portfolio: Service Class 2:
       Tax and non-tax qualified ................  0.95%       20,879                 10.023454       209,280            0%
                                                   1.00%       78,986                 10.022630       791,647            0%
                                                   1.05%        2,805                 10.021798        28,111            0%
                                                   1.10%        9,461                 10.020971        94,808            0%
                                                   1.15%        5,645                 10.020139        56,564            0%
                                                   1.20%        2,905                 10.019314        29,106            0%
                                                   1.25%        1,875                 10.018485        18,785            0%
                                                   1.30%          693                 10.017655         6,942            0%
                                                   1.35%          327                 10.016826         3,276            0%
                                                   1.40%       19,347                 10.015993       193,779            0%
                                                   1.45%       64,546                 10.015164       646,439            0%
                                                   1.55%        7,929                 10.013502        79,397            0%
                                                   1.60%          208                 10.012672         2,083            0%
                                                   1.70%          135                 10.011008         1,351            0%
                                                   1.90%        5,370                 10.007668        53,741            0%

     Fidelity VIP III - Growth Opportunities
     Portfolio: Service Class 2:
       Tax and non-tax qualified ................  0.95%       76,291                  9.945724       758,769           (1)%
                                                   1.00%       86,978                  9.944903       864,988           (1)%
                                                   1.05%        2,560                  9.944079        25,457           (1)%
                                                   1.10%       23,728                  9.943260       235,934           (1)%
                                                   1.15%        8,374                  9.942439        83,258           (1)%
                                                   1.20%          523                  9.941611         5,199           (1)%
                                                   1.25%        1,332                  9.940795        13,241           (1)%
                                                   1.40%       22,436                  9.938318       222,976           (1)%
                                                   1.45%       34,380                  9.937498       341,651           (1)%
                                                   1.55%        8,931                  9.935846        88,737           (1)%
                                                   1.70%          321                  9.933371         3,189           (1)%

                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

CONTRACT OWNERS' EQUITY                          ASSET                                                              PERIOD
(Continued)                                      CHARGE       UNITS                 UNIT VALUE     AMOUNT           RETURN*
                                                 -------    ----------              ----------   ------------      --------

     Fidelity VIP III - Mid Cap Portfolio:
     Service Class 2:
       Tax and non-tax qualified ................  0.95%       38,626                 10.411291       402,147            4%
                                                   1.00%       45,310                 10.410433       471,697            4%
                                                   1.05%        1,767                 10.409574        18,394            4%
                                                   1.10%        6,275                 10.408714        65,315            4%
                                                   1.15%        5,632                 10.407857        58,617            4%
                                                   1.20%          350                 10.406994         3,642            4%
                                                   1.25%          506                 10.406133         5,266            4%
                                                   1.30%          347                 10.405275         3,611            4%
                                                   1.35%          140                 10.404414         1,457            4%
                                                   1.40%       11,151                 10.403548       116,010            4%
                                                   1.45%       54,925                 10.402690       571,368            4%
                                                   1.55%       14,935                 10.400959       155,338            4%
                                                   1.60%        2,969                 10.400103        30,878            4%
                                                   1.70%           17                 10.398372           177            4%
                                                   1.75%          618                 10.397506         6,426            4%
                                                   1.80%          200                 10.396640         2,079            4%
                                                   1.90%          244                 10.394913         2,536            4%
                                                            =========                 =========
     Reserves for annuity contracts in payout phase:
       Tax qualified .......................................................................           97,402
       Non-tax qualified ...................................................................          358,906
                                                                                              ---------------
         Total Contract Owners' Equity .....................................................  $ 2,295,396,163
                                                                                              ===============





* The period return does not include contract charges satisfied by surrendering units.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                          [FIDELITY INVESTMENTS - LOGO]
































         Nationwide Life Insurance Company. Home Office: Columbus, Ohio

Before investing, understand that variable annuities are not insured by the FDIC or any other government agency, are not bank deposits, and are not the obligation of, or guaranteed by, the financial institution where they are offered.
   Variable annuities involve investment risk, including the possible loss of principal.
    Nationwide(R) is a registered federal service mark of Nationwide Mutual
                               Insurance Company.


APO 2929-K (06/00)